Unaudited Pro Forma Statement of Operations (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Coronado Corp. [Member]
Revenue
Cost of goods sold
Gross Profit
Expenses
Compensation and benefits
General and administrative	3,577	9,698
Product research and development
Professional fees	19,822	26,152
Sales and marketing
Travel
Operating expenses total	23,399	35,850
Other Income (Expense)
Gain on derivative liability	(2,733)
Interest expense – related parties		(41,765)
Interest expense
Gain on foreign exchange	(599)	1,182
Net loss	(26,731)	(76,433)
Basic and diluted loss per common share	$ 0.00	$ (0.02)
Weighted average number of common shares outstanding	5,462,522	5,017,808
Vampt Beverage USA, Corp [Member]
Revenue	27,850	517,462
Cost of goods sold	39,358	916,376
Gross Profit	(11,508)	(398,914)
Expenses
Compensation and benefits	164,387	473,548
General and administrative	28,707	72,789
Product research and development		100,174
Professional fees	38,810	127,555
Sales and marketing	57,634	514,764
Travel	20,654	150,146
Operating expenses total	310,192	1,438,976
Other Income (Expense)
Gain on derivative liability
Interest expense – related parties	736
Interest expense	(33,372)	(50,722)
Gain on foreign exchange
Net loss	(354,336)	(1,888,612)
Basic and diluted loss per common share
Weighted average number of common shares outstanding
Pro Forma Adjustments [Member]
Revenue
Cost of goods sold
Gross Profit
Expenses
Compensation and benefits
General and administrative	(3,577)	(9,698)
Product research and development
Professional fees	(19,822)	(26,152)
Sales and marketing
Travel
Operating expenses total	(23,399)	(35,850)
Other Income (Expense)
Gain on derivative liability	2,733
Interest expense – related parties		41,765
Interest expense
Gain on foreign exchange	599	(1,182)
Net loss	26,731	76,433
Basic and diluted loss per common share
Weighted average number of common shares outstanding	10,568,751	10,568,751
Pro Forma [Member]
Revenue	27,850	517,462
Cost of goods sold	39,358	916,376
Gross Profit	(11,508)	(398,914)
Expenses
Compensation and benefits	164,387	473,548
General and administrative	28,707	72,789
Product research and development		100,174
Professional fees	38,810	127,555
Sales and marketing	57,634	514,764
Travel	20,654	150,146
Operating expenses total	310,192	1,438,976
Other Income (Expense)
Gain on derivative liability
Interest expense – related parties	736
Interest expense	33,372	50,722
Gain on foreign exchange
Net loss	$ (354,336)	$ (1,888,612)
Basic and diluted loss per common share	$ (0.02)	$ (0.12)
Weighted average number of common shares outstanding	16,031,273	15,586,559